Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Aug. 07, 2025	Feb. 27, 2025	Feb. 26, 2025	Sep. 30, 2024	May 31, 2024
Common stock, par value			$ 0.0001	$ 1		$ 1
Common stock, shares authorized				50,000		50,000
Common stock, shares issued			50,000			50,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	450,000,000		450,000,000		450,000,000
Common stock, shares issued	14,675,400		32,970		10,550,400
Common stock, shares outstanding	14,675,400				10,550,400
Common Class B [Member]
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, shares issued	5,449,600		17,030		5,449,600
Common stock, shares outstanding	5,449,600				5,449,600